Segment and Geographic Information - Geographic information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosures
Cloud subscriptions and support	$ 4,531	€ 3,769	€ 2,993	€ 2,286
Cloud and Software Revenue	23,502	19,549	18,424	17,214
Revenue	$ 28,205	23,461	22,062	20,793
Non-Current Assets		28,304	30,695
EMEA
Disclosures
Cloud subscriptions and support		1,029	703	507
Cloud and Software Revenue		8,759	8,193	7,622
Revenue		10,415	9,755	9,181
Non-Current Assets		8,077	7,936
Germany
Disclosures
Revenue		3,352	3,034	2,771
Non-Current Assets		3,739	2,655
Rest of EMEA
Disclosures
Revenue		7,063	6,721	6,409
Non-Current Assets		4,338	5,281
Americas
Disclosures
Cloud subscriptions and support		2,321	2,000	1,579
Cloud and Software Revenue		7,666	7,366	6,929
Revenue		9,347	8,931	8,428
Non-Current Assets		19,504	22,075
U.S.
Disclosures
Revenue		7,436	7,167	6,750
Non-Current Assets		19,303	21,910
Rest of Americas
Disclosures
Revenue		1,911	1,763	1,678
Non-Current Assets		201	165
APJ
Disclosures
Cloud subscriptions and support		419	290	200
Cloud and Software Revenue		3,124	2,865	2,663
Revenue		3,699	3,377	3,185
Non-Current Assets		723	685
Japan
Disclosures
Revenue		885	825	667
Rest of APJ
Disclosures
Revenue		€ 2,814	€ 2,552	€ 2,517